Trade and Other Payables - Summary of Trade and Other Payables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Financial
Unclaimed/unpaid dividend	₨ 960	$ 14	₨ 909
Interim dividend payable			1,405
Trade payables	92,734	1,341	83,931
Amount due to related parties	1,207	18	738
Liabilities for capital expenditure	60,629	877	41,184
Profit petroleum payable	10,251	148	8,274
Security deposit and retentions	1,734	25	2,304
Other liabilities	55,896	808	39,720
Liability for Structured investments	20,699	299
Put option liability with non-controlling interests1	1,953	28	1,378
Financial liabilities	246,063	3,558	179,843
Non Financial
Statutory Liabilities	31,211	452	25,290
Amount payable to owned post employment benefit trust	783	11	843
Advances from customers	91,949	1,330	49,442
Advance from related party	22	0
Other payables	1,939	28	3,425
Total - Non Financial	125,904	1,821	79,000
Trade and other payables	371,967	5,379	258,843
Non current [member]
Financial
Trade payables	599	9
Liabilities for capital expenditure	519	8	1,250
Security deposit and retentions	114	2	96
Other liabilities	2,572	36	60
Liability for Structured investments	9,935	144
Put option liability with non-controlling interests1	1,953	28	1,378
Financial liabilities	15,692	227	2,784
Non Financial
Other payables			1
Total - Non Financial			1
Trade and other payables	15,692	227	2,785
Current [member]
Financial
Unclaimed/unpaid dividend	960	14	909
Interim dividend payable			1,405
Trade payables	92,135	1,332	83,931
Amount due to related parties	1,207	18	738
Liabilities for capital expenditure	60,110	869	39,934
Profit petroleum payable	10,251	148	8,274
Security deposit and retentions	1,620	23	2,208
Other liabilities	53,324	772	39,660
Liability for Structured investments	10,764	155
Financial liabilities	230,371	3,331	177,059
Non Financial
Statutory Liabilities	31,211	452	25,290
Amount payable to owned post employment benefit trust	783	11	843
Advances from customers	91,949	1,330	49,442
Advance from related party	22	0
Other payables	1,939	28	3,424
Total - Non Financial	125,904	1,821	78,999
Trade and other payables	₨ 356,275	$ 5,152	₨ 256,058